1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Brenden P. Carroll brenden.carroll@dechert.com +1 202 261 3458 Direct

February 11, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (File Nos. 033-07647 and 811-04782)
HSBC Advisor Funds Trust (File Nos. 033-02205 and 811-07583)
HSBC Portfolios (File No. 811-08928) (each a “Registrant,” and collectively, the
“Registrants”)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement and form of proxy ( “Proxy Materials”) for a special meeting of shareholders (“Meeting”) currently expected to be held on or about April 14, 2016.

The Meeting is being held for the purpose of asking shareholders of the series of the Registrants (the “Funds”) to vote to approve: (i) the election of nominees to the Boards of Trustees of the Registrants; (ii) the reorganization of each Registrant into a singly newly formed Delaware statutory trust from a Massachusetts business trust or New York trust, as applicable; (iii) an amendment to the current “manager of managers” arrangement; and (iv) revisions to the Funds’ fundamental investment policies.

No fee is required in connection with this filing. Definitive copies of the Proxy Materials are currently expected to be mailed to shareholders starting on or about March 1, 2016. Please direct any questions concerning the filing to Julien Bourgeois at 202.261.3451 or me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll